Provisions - Summary of Movements in Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 2,626
Settled during the year	(143)
Change in discount rate	29
Change in amount and timing of cash flows	(5)
Accretion	154
Changes in foreign exchange rates	(76)
Provisions, ending balance	2,585
Less current portion of provisions	(245)	$ (187)
Non-current provisions	2,340
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	2,328
Settled during the year	(106)
Change in discount rate	26
Change in amount and timing of cash flows	(56)
Accretion	147
Changes in foreign exchange rates	(65)
Provisions, ending balance	2,274
Less current portion of provisions	(199)
Non-current provisions	2,075
Other Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	298
Settled during the year	(37)
Change in discount rate	3
Change in amount and timing of cash flows	51
Accretion	7
Changes in foreign exchange rates	(11)
Provisions, ending balance	311
Less current portion of provisions	(46)
Non-current provisions	$ 265